Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Preferred Units

As of December 31, 2019, the outstanding preferred units of Open Lending, LLC were as follows:

	Series	Units Authorized	Units Issued and Outstanding	Per Unit Liquidation Preference	Aggregate Liquidation Preference	Per Unit Initial Conversion Price
		(In thousands, except unit and per unit data )
Non-Redeemable Preferred Units	A	9,941,227	9,941,227	$0.50	$4,971	$0.25
Non-Redeemable Preferred Units	B	19,117,039	19,117,039	$0.50	$9,559	$0.25
Redeemable Preferred Units	C	21,906,852	21,906,852	$1.83	$40,090	$1.83

		50,965,118	50,965,118

Dividends Declared

The distributions declared by the Board of Directors and made to the preferred units in 2020, 2019 and 2018 are provided in the below table.

Distributions	Non-Redeemable Preferred Units		Redeemable Preferred Units
	Series A	Series B	Series C
	(in thousands)
For the years ended December 31,
2018	$3,500	$6,789	$9,066
2019	$4,813	$9,252	$11,058
2020	$18,098	$34,802	$40,689